SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Outstanding Potentially Dilutive Securities Excluded from Calculation of Basic and Diluted Net Loss Per Share (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded in the calculation of basic and diluted net loss per share (in shares)	17,838,674	1,699,335	1,691,139	2,001,060
Common stock warrants
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded in the calculation of basic and diluted net loss per share (in shares)	866	866	866	625,859
Convertible Preferred Stock | Series A Convertible Voting Preferred Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded in the calculation of basic and diluted net loss per share (in shares)	14,330,750	0
Convertible Preferred Stock | Series X Convertible Preferred Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded in the calculation of basic and diluted net loss per share (in shares)	1,052,236	1,052,236	1,052,236	909,236
Common stock options, RSUs and PRSUs issued and outstanding
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded in the calculation of basic and diluted net loss per share (in shares)	2,454,822	646,233	638,037	465,965